Mezzanine Equity - Additional Information (Detail) - USD ($)						12 Months Ended
	Dec. 31, 2020	May 31, 2018	May 23, 2018	Mar. 31, 2018	Feb. 28, 2018	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Jun. 30, 2017	Jan. 31, 2017	Sep. 30, 2016	Apr. 30, 2016
Temporary Equity [Line Items]
Mezzanine equity							$ 23,962,458	$ 25,902,710	$ 1,290,615
Redeemable preferred stock conversion ratio	1:1					1-to-1
Preferred stock repurchased value							1,102,821
Class A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Mezzanine equity									300,000			$ 300,000	$ 300,000
Preferred stock redemption rights percentage on purchase price	100.00%
Preferred stock repurchased value				$ 3,000,000	$ 3,000,000		300,000
Excess of the repurchase price over the carrying amount treated as deemed dividend				$ 2,700,000	$ 2,700,000
Class B Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Mezzanine equity									218,233	$ 218,233	$ 218,233
Preferred stock redemption rights percentage on purchase price	100.00%
Class C Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Mezzanine equity									$ 772,382	$ 726,195
Preferred stock redemption rights percentage on purchase price	100.00%					150.00%
Redeemable preferred stock redemption terms	Each holder of Class C Preferred Equity shall have the right to request FYXTech BVI and Shenzhen Yale to redeem Class C Preferred Equity held by such shareholder at the price of the original purchase price of such Class C Preferred Equity plus a simple interest rate of 15% per annum, and minus cumulative dividends that has been distributed on such Class C Preferred Equity if (1) FYXTech BVI or Shenzhen Yale fails to consummate an IPO within five (5) years after the closing date of the purchase of the Class C Preferred Equity, or (2) a material breach as defined in the agreement occurs.					a) Firstly, each holder of Class C Preferred Equity shall have the right to receive the higher of the following: (1) the fair market value multiplied by the share percentage of the Class C Preferred Equity that such holder holds in FYXTech BVI and Shenzhen Yale, (2) 150% of the original purchase price of such Class C Preferred Equity; or (3) the original purchase price of such Class C Preferred Equity plus the amount calculated at the compound interest rate of 15% per annum;
Redeemable preferred equity redemption interest rate	15.00%					15.00%
Preferred stock repurchased value		$ 4,600,000					802,821
Excess of the repurchase price over the carrying amount treated as deemed dividend		$ 3,781,363
Series Angel Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Mezzanine equity							234,394	$ 263,608
Convertible preferred shares, issued	0		4,955,327			0		4,955,327
Convertible preferred shares, par value per share	$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock redemption price per share		$ 0.0528
Series Angel Redeemable Convertible Preferred Shares [Member] | Investor [Member]
Temporary Equity [Line Items]
Stock Issued for Services, Description			minimal consideration
Series Pre A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Mezzanine equity							3,570,201	$ 3,570,201
Percentage of Equity Interest Held			11.00%
Excess of the repurchase price over the carrying amount treated as deemed dividend							$ 3,570,201
Convertible preferred shares, issued	0					0		9,917,226
Convertible preferred shares, par value per share	$ 0.0001					$ 0.0001		$ 0.0001
Preferred stock redemption price per share		0.0753
Stock Issued for Services, Description			minimal consideration
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock redemption price per share		$ 0.5500
Issuance cost			$ 922,589
Series A Preferred Stock [Member] | Third Party Investor [Member]
Temporary Equity [Line Items]
Convertible preferred shares, issued			36,363,636
Convertible preferred shares, par value per share			$ 0.5500
Stock Issued for Services, Value		$ 20,000,000
Class A Preferred Stock [Member] | Investor [Member]
Temporary Equity [Line Items]
Percentage of Equity Interest Held		12.00%		12.00%
Class B Preferred Stock [Member] | Investor [Member]
Temporary Equity [Line Items]
Percentage of Equity Interest Held		4.00%
Class C Preferred Stock [Member] | Investor [Member]
Temporary Equity [Line Items]
Percentage of Equity Interest Held		10.00%